John Hancock Financial Services
JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, Massachusetts 02210
April 13, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”)
File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing are exhibits containing interactive data format risk/return summary information previously filed with the Securities and Exchange Commission as Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Post-Effective Amendment No. 100 to its Registration Statement under the 1940 Act (the “Amendment”) on April 10, 2012 (Accession No. 0000950123-12-005849).
This filing amends and restates the interactive data files provided in the prior filing.
If you have any questions, please call the undersigned at 617-663-2166.
Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel, Esq.
Senior Counsel and Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document